Fully Benefit-Responsive Investment Contracts - Additional Information (Detail) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully benefit-responsive investment contract, limitation on transacting at contract value, Not probable [true false]	true
EBP, Fully benefit-responsive investment contract, Termination, Description	These investment contracts are evergreen contracts and contain termination provisions, allowing the contract issuer to terminate with notice, at any time at fair value, and providing for automatic termination of the investment contract if the contract value or the fair value of the underlying portfolio equals zero. The contract issuer is obligated to pay the excess contract value when the fair value is below contract value at the time of termination and termination was caused by certain events including fraud or misconduct related to the investment contracts, such as material misrepresentations. In addition, if the Plan defaults in its obligations under the investment contract (including the contract issuer’s determination that the agreement constitutes a non-exempt prohibited transaction as defined under ERISA), and such default is not corrected within the time permitted by the investment contract, then the investment contract may be terminated by the contract issuer and the Plan will receive the fair value as of the date of termination.
Fully Benefit Responsive Investment
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, investment, Excluding plan interest in master trust, contract value	$ 214,677,784	$ 232,921,178